Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 7 – Convertible Notes

During the year ended December 31, 2013, we borrowed $1,220,000 and issued convertible notes payable (the “Convertible Notes”) which we used for working capital purposes. The Convertible Notes were convertible at $3.00 per share, after giving effect to the Reverse Split as defined in Note 1, due two years from the date of the investment and bore interest of 5% per annum payable in common stock upon maturity or conversion. The Convertible Notes automatically converted if the Company consummated (i) a financing of at least $1 million in which it issued common stock or common stock equivalents for a price greater than $3.75 per share or (ii) a change of control transaction whereby a majority of the Company’s outstanding voting stock was sold or there was a sale of substantially all of the Company’s assets, or (iii) the closing price of the Company’s common stock was more than $4.50 for 10 consecutive trading days. Additionally, investors had price protection on future non-exempted issuances at a price lower than $3.00 per share of common stock or common stock equivalent.

At the time of the issuances, we determined that the price protection feature on the Convertible Notes constituted a derivative liability and estimated the fair value of such liability to be $1,244,351 using the Black-Scholes option pricing model. We recorded the fair value of the liability of $1,244,351 as a derivative liability since the price protection feature of the Convertible Notes represented a variable conversion feature. Of this amount, we recorded $1,182,856 as a discount to the Convertible Notes and $61,495 as derivative expense.

During the year ended December 31, 2013, we issued 33,514 shares of our common stock in connection with the conversion of $100,000 of Convertible Notes, along with accrued interest of $541.

In February 2014, holders of $820,000 Convertible Notes converted their principal, plus accrued interest of $21,294, into 280,427 shares of common stock. In addition, in February 2014, a holder of a $300,000 Convertible Note converted his note, plus accrued interest of $9,698, into 103,232 shares of newly designated Series E Preferred Stock (see Note 8). On the date of conversion, we determined the fair value of the derivative liability to be $1,682,507 using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.22%
Expected dividend yield	0.0%
Expected volatility	239.41%
Expected term	1.35 – 1.77 years

We recorded an expense of $681,122 during the three months ended March 31, 2014, representing the net change in the fair value of the derivative liability pertaining to the Convertible Notes through the date of conversion and, as the derivative liability is eliminated upon conversion, recorded $1,682,507 as additional paid in capital.

We evaluated the conversion of the $300,000 Convertible Note into the Series E Preferred Stock using the applicable guidance in ASC 470-20, “Debt with Conversion and Other Options,” whereby if a convertible instrument is converted to equity securities of the debtor pursuant to an inducement offer, the debtor shall recognize an expense equal to the fair value of all securities and other consideration transferred in the transaction in excess of the fair value of securities issuable pursuant to the original conversion terms. No gain or loss was recognized by the Company upon the conversion of the Convertible Notes into the Series E Preferred Stock since the fair value of the securities transferred was determined to be equal to the fair value of the securities issuable pursuant to the original conversion terms.

The discount of $1,182,856 was being accreted to non-cash interest expense over the contractual term of the Convertible Notes. During the three months ended March 31, 2014, accretion of the remaining discount amounted to $873,872. Contractual interest expense on the Convertible Notes amounted to $8,745 for the three months ended March 31, 2014.

The Company incurred fees associated with the closing of the Convertible Notes of $10,970. These amounts were recorded as other assets and were being amortized to interest expense over the contractual term of the Convertible Notes. During the three months ended March 31, 2014, accretion of the fees amounted to $8,645.

At March 31, 2014, all Convertible Notes have been converted and, as such, no balances remain outstanding.

Note 9 – Debt

2011 Convertible Notes Payable

During 2011, we borrowed $800,000 and issued convertible notes payable (the “2011 Convertible Notes”) which we used for working capital purposes.

The 2011 Convertible Notes had a one-year term, an annual interest rate of approximately 0.5%, and, following a qualified financing transaction involving common stock or common stock equivalents in which we received gross proceeds in excess of $500,000 (“Future Financing”), became convertible into our common stock at 50% of the lower of (a) the price per share of common stock, or (ii) the exercise or conversion price of any common stock equivalents used in the financing transaction.

In addition, following the Future Financing, holders of the 2011 Convertible Notes were also entitled to receive a number of warrants to purchase our common stock equal to the number of shares they may receive as a result of the conversion described above. The warrants are exercisable for five-years and are exercisable at $3.00 per share. There were no offering costs associated with this transaction.

We evaluated the conversion feature embedded in the 2011 Convertible Notes to determine whether such conversion feature should be bifurcated from its host instrument and accounted for as a freestanding derivative. We determined that since the exercise price of the convertible debt contained a variable conversion feature, such conversion feature should be bifurcated from its host instrument and accounted for as a freestanding derivative. We recorded the value of the conversion feature to a discount and amortized the discount to interest expense over the contracted term of the 2011 Convertible Notes. During the year ended December 31, 2012, we amortized $389,583 to interest expense pertaining to the discount.

A Future Financing closed and on January 27, 2012, the 2011 Convertible Notes were converted into 1,600,000 shares of our 2011 Series A PS (as defined in Note 11) and we issued 533,333 warrants to purchase our common stock, after giving effect to the Reverse Split as defined in Note 1, with an exercise price of $3.00 per share.

On January 27, 2012, we determined that the fair value of the derivative liability pertaining to the 2011 Convertible Notes was $1,593 based on the following weighted average variables:

Expected dividends	0%
Expected volatility	189.81%
Expected term	5 months
Risk free interest rate	0.07%

We recorded a gain of $28,244 during the year ended December 31, 2012, representing the net change in the fair value of the derivative liability pertaining to the 2011 Convertible Notes and, as the derivative liability is eliminated upon conversion, recorded the remaining $1,593 as additional paid in capital.

2013 Convertible Notes Payable

During the year ended December 31, 2013, we borrowed $1,220,000 and issued convertible notes payable (the “2013 Convertible Notes”) which we used for working capital purposes. The 2013 Convertible Notes were convertible at $3.00 per share, after giving effect to the Reverse Split as defined in Note 1, due two years from the date of the investment and bore interest of 5% per annum payable in common stock upon maturity or conversion. The 2013 Convertible Notes automatically converted if the Company consummated (i) a financing of at least $1 million in which it issued common stock or common stock equivalents for a price greater than $3.75 per share or (ii) a change of control transaction whereby a majority of the Company’s outstanding voting stock was sold or there was a sale of substantially all of the Company’s assets, or (iii) the closing price of the Company’s common stock was more than $4.50 for 10 consecutive trading days. Additionally, investors received price protection on future non-exempted issuances at a price lower than $3.00 per share of common stock or common stock equivalent.

At the time of the issuances, we determined that the price protection feature on the 2013 Convertible Notes constituted a derivative liability and estimated the fair value of such liability to be $1,244,351 using the Black-Scholes option pricing model using the following weighted average assumptions:

Risk-free interest rate	0.28 – 0.40%
Expected dividend yield	0.0%
Expected volatility	261.45 – 278.90%
Expected life	2 years

We recorded the fair value of the liability of $1,244,351 as a derivative liability since the price protection feature of the 2013 Convertible Notes represents a variable conversion feature. Of this amount, we recorded $1,182,856 as a discount to the 2013 Convertible Notes and $61,495 as derivative expense.

During the year ended December 31, 2013, we issued 33,514 shares of our common stock in connection with the conversion of $100,000 of 2013 Convertible Notes, along with accrued interest of $541. On the date of conversion, we determined that the fair value of the derivative liability was $93,568 using the Black-Scholes option pricing model using the following weighted average assumptions:

Risk-free interest rate	0.32%
Expected dividend yield	0.0%
Expected volatility	268.86%
Expected life	1.85 – 1.93 years

We recorded a gain of $4,620 during the year ended December 31, 2013, representing the net change in the fair value of the derivative liability pertaining to the 2013 Convertible Notes and, as the derivative liability is eliminated upon conversion, recorded $93,568 as additional paid in capital.

On December 31, 2013, we determined that the fair value of the derivative liability pertaining to the remaining 2013 Convertible Notes was $1,001,385 using the Black-Scholes option pricing model using the following weighted average assumptions:

Risk-free interest rate	0.38%
Expected dividend yield	0.0%
Expected volatility	255.94%
Expected life	1.5 – 1.9 years

We recorded a gain of $144,778 during the year ended December 31, 2013, representing the net change in the fair value of the derivative liability through December 31, 2013.

The discount of $1,182,856 is being accreted to non-cash interest expense over the contractual term of the 2013 Convertible Notes. During the year ended December 31, 2013, accretion of the discount amounted to $308,984. Contractual interest expense on the 2013 Convertible Notes amounted to $22,788 for the year ended December 31, 2013.

The Company incurred fees associated with the closing of the 2013 Convertible Notes of $10,970. These amounts have been recorded as other assets in the accompanying consolidated balance sheets, and are being amortized to interest expense over the contractual term of the 2013 Convertible Notes. During the year ended December 31, 2013, accretion of the fees amounted to $2,325.

The components of 2013 Convertible Notes at December 31, 2013 are as follows:

		Interest		Conversion
	Balance	Rate	Maturity	Price
Balance - December 31, 2012	$-
Borrowings	1,220,000	5%	July 5, 2015 through December 3, 2015	$0.20
Conversions	(100,000)
Unamortized debt discount	(873,872)
Balance - December 31, 2013	$246,128

In February 2014, holders of $820,000 convertible notes converted their principal, plus accrued interest, into 383,659 shares of common stock and a holder of a $300,000 convertible note converted his note, plus accrued interest, into 103,232 shares of newly designated Series E Preferred Stock.